PGIM Jennison Small-Cap Core Equity Fund Investment Strategy - PGIM Jennison Small-Cap Core Equity Fund	Jul. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	The Fund invests, under normal market conditions, at least 80% of its investable assets in equity and equity-related securities of small-cap companies.The Fund primarily invests in small-cap equity and equity-related securities that the subadviser believes are relatively undervalued and have potential for stronger earnings growth. The term “investable assets” in this Prospectus refers to the Fund's net assets plus any borrowings for investment purposes. The Fund's investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions. The subadviser currently considers small-cap companies to be those with a market capitalization less than the largest market capitalization of the Russell 2000 Index (the “Index”) at the time of investment. The market capitalization within the Index will vary, but as of July 31, 2026, the median market capitalization was approximately $1.14 billion and the largest company by market capitalization was approximately $25.69 billion. Market capitalization is measured at the time of initial purchase so that a company whose capitalization no longer meets this definition after purchase of its securities by the Fund continues to be considered small for purposes of complying with the Fund's 80% investment policy. The subadviser may change the kind of companies it considers small-cap to reflect industry norms. The Fund is not sponsored by or affiliated with FTSE Russell. In pursuing the Fund’s objective, the subadviser uses a bottom-up, fundamental research designed to capitalize on inefficiencies in small-cap asset classes. All opportunities are assessed within the context of the overall portfolio, with the subadviser making buy decisions on companies it views as having both attractive valuations and solid potential earnings or revenue growth. The portfolio management team does not distinguish between value and growth when considering holdings; however, the end result is a portfolio containing both. The portfolio management team focuses on business evaluation by means of original fundamental research and meetings with company management. The goal is to identify companies with a majority of the following criteria: strong competitive position, quality management team, demonstrated growth in sales and earnings, balance sheet flexibility and strength, and strong earnings growth prospects. In addition to common stocks, the Fund may invest in other equity-related securities, including preferred securities, structured notes, and convertible securities—like bonds, corporate notes and preferred stocks—that it can convert to a company's common stock, the cash value of common stock, or some other equity security. The Fund may participate in the initial public offering (“IPO”) market. From time to time the Fund may invest a significant portion of its assets in companies within one or more economic sectors.